Derivative financial instruments and Short positions (Details 10) - Hedge Structure - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Effective Portion
Cash Flow Hedge
Eurobonds	R$ (6,074)	R$ (8,925)	R$ (25,576)
Trade Finance Off	139,852	(16,453)	(94,896)
Government Bonds (LFT)	503,665	331,922	129,995
Bancary Deposit Receipt - CDB	0	1,225	129,995
Total	637,443	307,769	139,518
Ineffective Portion
Cash Flow Hedge
Eurobonds	0	0	0
Trade Finance Off	0	(3,981)	9,267
Government Bonds (LFT)	0	0	0
Bancary Deposit Receipt - CDB	0	0	0
Total	R$ 0	R$ (3,981)	R$ 9,267